CONDENSED BALANCE SHEETS - USD ($)	Jul. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Current Assets
Cash	$ 1,226,696	$ 51,109	$ 0
Due from related party	56,392	56,392	0
Total Current Assets	1,283,088	107,501	0
Other Assets
Property and equipment, net	378,316	0
Intangible assets, net	80,364	0
Long term asset	29,250	0
Security deposits	0	6,800	0
Total Other Assets	487,930	6,800	0
TOTAL ASSETS	1,771,018	114,301	0
Current Liabilities
Accounts payable	925	0	1,932
Accrued interest payable	34,335	14,725	0
Payroll tax	14,653	0
Notes payable, related party	835,000	620,000	0
Related party note payable	0	0	37,183
Total Current Liabilities	884,913	634,725	39,115
Long Term Notes Payable	590,000	590,000	0
Total Liabilities	1,474,913	1,224,725	39,115
STOCKHOLDERS’ DEFICIT
Common stock, par value $0.001 per share; 985,000,000 shares authorized; 105,265,299 and 95,265,299 shares issued and outstanding as of October 31, 2022 and October 31, 2021, respectively	419,258	105,265	95,265
Common stock payable	19,750	0
Stock subscription receivable	(23,750)	(10,000)	0
Additional paid-in capital	41,001,485	38,957,921	38,952,921
Accumulated deficit	(41,130,638)	(40,168,610)	(39,097,301)
Total Stockholders’ Deficit	296,105	(1,110,424)	(39,115)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	1,771,018	114,301	0
Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT
Preferred stock, value issued	$ 10,000	$ 5,000	$ 10,000